CREDIT FACILITY AND LONG-TERM DEBT (Details)					1 Months Ended	12 Months Ended
		Dec. 22, 2016 USD ($)	Nov. 24, 2015 USD ($)	Feb. 09, 2012 USD ($)	Oct. 31, 2012 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Nov. 24, 2016	Dec. 31, 2015 USD ($)	Nov. 30, 2015 USD ($)	Jun. 30, 2015	Aug. 15, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 25, 2014 USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Available Increase In Borrowing Capacity						$ 2,750,000,000
Long-term Debt, Gross						1,601,836,000			$ 1,268,937,000
Line of Credit [Member] | Revolving Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 1,610,000,000	2,635,000,000				$ 2,600,000,000		$ 2,500,000,000
Maximum borrowing capacity, as a percentage of aggregate borrowing capacity					10.00%
Alternative maximum borrowing capacity					$ 100,000,000
Effective consolidated fixed charge coverage ratio during period					1.1
Long-term Line of Credit						350,000,000			0
Line of Credit [Member] | Revolving Loan [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					0.50%
Line of Credit [Member] | Revolving Loan [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.25%
Line of Credit [Member] | Revolving Loan [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					1.50%
Line of Credit [Member] | Revolving Loan [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate					2.25%
Line of Credit [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 1,500,000,000	$ 1,000,000,000
Participation Fee, Percent											1.25%	2.00%
Fronting Fee, Percent											0.25%
Line of Credit [Member] | Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit						411,997,000			351,511,000
Line of Credit [Member] | Rail Facility [Member]
Debt Instrument [Line Items]
Long-term Line of Credit						0			67,491,000
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross						35,000,000			0
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt issued				$ 675,500,000
Debt fixed interest rate				8.25%
Redemption price as a percentage				100.00%
Long-term Debt, Gross	[1]								669,644,000
Long-term Line of Credit						350,000,000	$ 350,000,000		0
2023 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt issued			$ 500,000,000
Debt fixed interest rate			7.00%					0.25%
Interest Expense, Debt						$ 127,000
Proceeds from Debt, Net of Issuance Costs			$ 490,000,000
Long-term Debt, Gross	[2]								500,000,000
Financing Arrangements [Member] | Paulsboro Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate						2.20%
Facility fee						$ 140,000
Financing Arrangements [Member] | Toledo Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate						1.99%
Facility fee						$ 331,000
Financing Arrangements [Member] | Delaware City Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate						1.95%
Facility fee						$ 210,000
Financing Arrangements [Member] | Delaware City Catalyst Lease - Palladium [Member]
Debt Instrument [Line Items]
Debt fixed interest rate						2.05%
Facility fee						$ 30,000
Financing Arrangements [Member] | Chalmette Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate						3.85%
Facility fee						$ 185,000
Financing Arrangements [Member] | Chalmette Catalyst Lease 2019 [Member]
Debt Instrument [Line Items]
Debt fixed interest rate						2.20%
Facility fee						$ 171,000
Financing Arrangements [Member] | Torrance Catalyst Lease [Member]
Debt Instrument [Line Items]
Debt fixed interest rate						1.78%
Facility fee						$ 143,000
PBF Rail Logistics Company LLC [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity														$ 250,000,000
PBF Rail Logistics Company LLC [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 35,000,000
Debt instrument, term		5 years
Long-term Debt, Gross						$ 35,000,000
Long-term Line of Credit									$ 0
PBF Logistics LP [Member] | Notes Payable to Banks [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%

[1]	The estimated fair value, categorized as a Level 2 measurement, was calculated based on the present value of future expected payments utilizing implied current market interest rates based on quoted prices of the Senior Secured Notes.
[2]	The estimated fair value approximates carrying value, categorized as a Level 2 measurement, as these borrowings bear interest based upon short-term floating market interest rates.